Note 11 - Debt and Acquisition Payable (Details Textual)		1 Months Ended	3 Months Ended					12 Months Ended			18 Months Ended
	Oct. 16, 2012 USD ($)	Feb. 28, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2016	Dec. 31, 2016 USD ($)	Feb. 12, 2015 USD ($)
Revolving Credit Facility [Member] | Scenario, Forecast [Member]
Minimum EBITDA			$ 35,000,000	$ 40,000,000	$ 45,000,000	$ 40,000,000	$ 45,000,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 130,000,000								$ 120,000,000
Maximum Debt to Consolidated EBITDA Ratio Through 09-30-16											2.75
Revolving Credit Facility [Member] | Minimum [Member]
Minimum EBITDA								$ 50,000,000
Debt Instrument, Basis Spread on Variable Rate								1.75%
Line of Credit Facility, Commitment Fee Percentage								0.25%
Minimum Fixed Charge Coverage Ratio								1.25
Revolving Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		4.00%
Revolving Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		3.00%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate								2.25%
Line of Credit Facility, Commitment Fee Percentage								0.375%
Maximum Funded Debt to EBITDA Ratio Within Three Year								$ 2.50
Revolving Credit Facility [Member] | Weighted Average [Member]
Line of Credit Facility, Interest Rate During Period								2.42%
Revolving Credit Facility [Member] | Deferred Costs [Member]
Deferred Finance Costs, Noncurrent, Net								$ 300,000	$ 1,600,000
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 140,000,000
Repayments of Lines of Credit		35,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Portion Reserved for Resolution of Regulatory Matters													$ 35,000,000
Permitted Settlement Related to Regulatory Matters		75,000,000
Permitted Exclusion from Computation of EBITDA		75,000,000
Maximum Reduction of Revolving Credit Facility		20,000,000
Limit Which Triggers Reduction in Revolving Credit Facility		70,000,000
Debt Issuance Cost		4,400,000
Revolving Credit Facility [Member]
Debt Instrument, Term	5 years
Line of Credit Facility, Maximum Borrowing Capacity	$ 200,000,000
Line of Credit Facility, Interest Rate During Period Minimum								2.00%
Long-term Line of Credit								$ 94,000,000
December 2010 Facility [Member]
Repayments of Lines of Credit										$ 30,000,000
Letter of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity								20,000,000
Swing Line Loans [Member]
Line of Credit Facility, Maximum Borrowing Capacity								10,000,000
Feb. 2015 Amendment [Member] | Scenario, Forecast [Member]
Maximum Debt to Consolidated EBITDA Ratio after 09-30-16				2.5
Feb. 2015 Amendment [Member] | Subsequent Event [Member]
Permitted Settlement Related to Regulatory Matters		$ 75,000,000
Repayments of Lines of Credit								$ 10,000,000	$ 43,000,000